9. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Principal value	R$ 3,500.0
Updated value	R$ 3,571.7
Due Maturity10.01.2018[Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Average rate	96.90%
Principal value	R$ 1,000.0
Updated value	R$ 997.8
Due Maturity04.19.2019[Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Average rate	96.50%
Principal value	R$ 1,000.0
Updated value	R$ 1,009.4
Due Maturity12.16.2020[Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Average rate	96.00%
Principal value	R$ 780.0
Updated value	R$ 801.0
Due Maturity12.18.2023[Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Average rate	5.90%
Principal value	R$ 720.0
Updated value	R$ 763.5